Allowance for Credit Losses	3 Months Ended
Mar. 31, 2023
Allowance For Credit Loss [Abstract]
Allowance for Credit Losses
(6)
Allowance for Credit Losses

The Company’s allowance for credit losses is estimated based on historical losses from lessee defaults, current economic conditions, reasonable and supportable forecasts and ongoing review of the credit worthiness, but not limited to, each lessee’s payment history, lessee credit ratings, management’s current assessment of each lessee’s financial condition and the recoverability.

Accounts Receivable

The allowance for credit losses included in accounts receivable, net, amounted to $1,716 and $1,582 as of March 31, 2023 and December 31, 2022, respectively. As of March 31, 2023 and December 31, 2022, the allowance for credit losses related to the billed amounts under the container leaseback financing receivable and finance leases were included in accounts receivable, net, amounted to $545 and $586, respectively.

Net Investment in Finance Leases and Container Leaseback Financing Receivable

The allowance for credit losses related to unbilled amounts under finance leases and included in net investment in finance leases, net, amounted to $925 and $1,279 as of March 31, 2023 and December 31, 2022, respectively. The allowance for credit losses related to unbilled amounts under the financing arrangements and included in container leaseback financing receivable, net, amounted to $74 and $114 as of March 31, 2023 and December 31, 2022, respectively.

As of March 31, 2023, the Company’s net investment in finance leases and container leaseback financing receivable are primarily comprised of the largest shipping lines under “Tier 1” risk rating which represented 88.6% and 97.7%, respectively, of the Company’s portfolio (For further discussion on the description of the Company’s internal risk ratings, please refer to Item 18, “Financial Statements – Note 1” in our 2022 Form 20-F).

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of March 31, 2023:

	Three Months Ended March 31, 2023	2022	2021	2020	2019	Prior	Total
Tier 1	$—	$83,945	$808,876	$558,314	$96,202	$36,787	$1,584,124
Tier 2	89	30,506	74,414	31,800	28,055	16,268	181,132
Tier 3	565	9,003	6,095	1,692	5,547	275	23,177
Net investment in finance leases	$654	$123,454	$889,385	$591,806	$129,804	$53,330	$1,788,433

Tier 1	$—	$499,495	$11,291	$99,202	$182,949	$—	$792,937
Tier 2	—	—	3,719	—	15,131	—	18,850
Container leaseback financing receivable	$—	$499,495	$15,010	$99,202	$198,080	$—	$811,787